Net sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Net Sales
Net sales by sales channels:

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Wholesale	1,753.4	1,375.5	1,120.3
Direct-to-Consumer	1,260.5	942.8	671.8
Net sales	3,014.0	2,318.3	1,792.1

Net sales by product groups:

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Shoes	2,804.4	2,199.6	1,711.4
Apparel	169.9	101.0	68.9
Accessories	39.6	17.7	11.8
Net sales	3,014.0	2,318.3	1,792.1
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Americas	1,740.1	1,480.3	1,162.2
thereof the United States	1,550.5	1,367.7	1,082.1
Europe, Middle East and Africa	762.7	577.8	488.7
thereof Switzerland	39.3	38.7	46.0
Asia-Pacific	511.1	260.2	141.1
Net sales	3,014.0	2,318.3	1,792.1